Share-based Payments - Number of RSUs, PSUs and DSUs Outstanding (Details) - shares shares in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Restricted Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	864	970
Granted	400	410
Exercised	(381)	(361)
Forfeited	(70)	(163)
Expired	(15)
Reinvested	41	8
Units outstanding, end of year	839	864
Performance Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	1,683	1,376
Granted	529	678
Exercised	(636)	(316)
Forfeited	(13)	(71)
Reinvested	77	16
Units outstanding, end of year	1,640	1,683
Deferred Share Units [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Units outstanding, beginning of year	828	595
Granted	190	225
Exercised	(454)
Reinvested	25	8
Units outstanding, end of year	589	828